Summary of Significant Accounting Policies - Common stock subject to possible redemption reflected on the balance sheet (Details) - USD ($)			3 Months Ended			9 Months Ended	12 Months Ended
	Jan. 06, 2023	Jan. 14, 2022	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Gross proceeds		$ 116,150,000
Less:
Redemption	$ 109,436,586
Reduction of carrying value to redemption value due to tax						$ (17,000)
Plus:
Increase of carrying value to redemption value due to change in tax			$ (42)	$ 7,745
Common stock subject to possible redemption
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Gross proceeds								$ 115,000,000
Less:
Proceeds allocated to Public Warrants								(3,565,000)
Issuance costs allocated to Public Shares								(997,733)
Redemption				(293,261)	$ (327,375)		$ (114,329,594)
Reduction of carrying value to redemption value due to tax					(17,000)
Plus:
Accretion of carrying value to redemption value							337,983	6,862,708
Increase of carrying value to redemption value due to change in tax			(42)	7,745
Common stock subject to possible redemption			$ 2,678,431	$ 2,678,473	$ 2,963,989	$ 2,678,431	$ 3,308,364	$ 117,299,975